Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets	NOTE 18. INTANGIBLE ASSETS Changes in “Intangible Assets” are detailed in Schedule G. The carrying amounts of “Intangible Assets” do not exceed their recoverable values.